CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance, Shares at Dec. 31, 2014	250,000	31,701
Beginning Balance, Amount at Dec. 31, 2014	$ 25	$ 3	$ 1,027,045	$ (548,595)	$ 478,478
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss				(285,585)	(285,585)
Retirement of of Common Stock to treasury shares, Shares		(9,456)
Retirement of of Common Stock to treasury shares, Amount		$ (1)	1
Formerly existed series A Preferred shares issued for asset purchase agreement with Boston Carriers Ltd.	1,850,000
Formerly existed series A Preferred shares issued for asset purchase agreement with Boston Carriers Ltd,Amount	$ 185		(14,592)		(14,407)
Capital contributed by former officer			13,808		13,808
Ending Balance, Shares at Dec. 31, 2015	2,100,000	22,245
Ending Balance, Value at Dec. 31, 2015	$ 210	$ 2	1,026,262	(834,180)	192,294
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss				(8,815,350)	(8,815,350)
Shares of Common Stock issued for services, Shares		7,255
Shares of Common Stock issued for services, Amount		$ 1	61,666		61,667
Conversion of formerly existed Series A and formerly existed Series B Preferred shares in shares of Common Stock,Shares	(2,100,000)	370,500
Conversion of formerly existed Series A and formerly existed Series B Preferred shares in shares of Common Stock,Amount	$ (210)	$ 37	173
Dividends paid (Integrated Inpatient Solutions, Inc.)			(188,223)		(188,223)
Ending Balance, Shares at Dec. 31, 2016		400,000
Ending Balance, Value at Dec. 31, 2016		$ 40	899,878	(9,649,530)	(8,749,612)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss				(14,389,137)	(14,389,137)
Shares of Common Stock issued for settlement of liabilities,Shares		156,538,803
Shares of Common Stock issued for settlement of liabilities,Amount		$ 15,654	3,127,623		3,143,277
Stock-based compensation, Shares		928,925,904
Stock-based compensation, Amount		$ 92,892	5,640,142		5,733,034
Ending Balance, Shares at Dec. 31, 2017		1,085,864,707
Ending Balance, Value at Dec. 31, 2017		$ 108,586	$ 9,667,643	$ (24,038,667)	$ (14,262,438)